AMOUNTS RECEIVABLE - ENBpar	12 Months Ended
Dec. 31, 2023
AMOUNTS RECEIVABLE - ENBpar
AMOUNTS RECEIVABLE - ENBpar

NOTE 11 – AMOUNTS RECEIVABLE – ENBpar

Pursuant to the corporate restructuring according to Law No. 14,182/2021, the Company set up accounts receivable from ENBpar with the movement below:

	2023	2022
Opening balance as of January 01	1,264,059	—
Additions	—	1,283,731
Effect on cash flow:
Receipts	(952,035)	(51,096)
Non-cash effect:
Financial discount	(332,014)	—
Interest	19,566	29,734
Exchange rate variation	424	1,690
Final balance on December 31	—	1,264,059

Eletrobras received all of the amounts owed by ENBpar, for the updated amount of R$952,035. Of this amount, R$918,673 was received in advance, in April 2023. This receivable represents the advance of 231 monthly remaining installments, that would be updated with remuneratory interest at 4.76% per year, as well as exchange rate variation.

The financial discount for the advance payment made by ENBpar is presented in the result of discontinued operations, in accordance with IFRS 5 – Non-Current Asset Held for Sale and Discontinued Operation.